Operations - Impacts of the COVID-19 pandemic (Details) R$ in Thousands			1 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 26, 2020	Apr. 30, 2020 flight	Dec. 31, 2020 BRL (R$)	Oct. 31, 2020 BRL (R$)	Jul. 31, 2020	Aug. 31, 2020	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) flight member	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of joint operations [abstract]
Percentage of available seat kilometers as compared to prior year		13.00%	93.00%
Number of daily flights | flight		70,000
Percentage of revenue passenger kilometers as compared to prior year		11.00%	91.00%
Disclosure of general information about financial statements [Line Items]
Reduction of wages and salaries rate						65.00%
Collective bargaining agreement, working hours reduction, period							18 months
Percentage decrease, agreement with lessors, liabilities arising from financing activities								77.00%
Borrowings			R$ 7,360,514				R$ 7,360,514	R$ 7,360,514	R$ 7,360,514	R$ 3,518,156	R$ 2,756,126
Decrease in lease liabilities									5,701,928
Interest expense on reimbursement to customers									8,800
Effect on profit for the year									256,449
Air traffic liability			(2,488,872)				(2,488,872)	(2,488,872)	(2,488,872)	(2,094,254)
Reimbursement to customers			221,342				221,342	221,342	R$ 221,342	R$ 0
Percentage of lease contracts renegotiated									96.00%
Air trafic liability
Disclosure of general information about financial statements [Line Items]
Air traffic liability			(212,542)				(212,542)	(212,542)	R$ (212,542)
Reimbursement to customers			R$ 212,542				R$ 212,542	R$ 212,542	212,542
TAP Bond
Disclosure of general information about financial statements [Line Items]
Loss on fair value of conversion right – TAP Bond									637,639
Cost
Disclosure of general information about financial statements [Line Items]
Write-off of right of use (leased property and equipment)									R$ (4,799,040)
Convertible debt
Disclosure of general information about financial statements [Line Items]
Borrowings				R$ 1,745,900
Maturity term	5 years			5 years
E2
Disclosure of general information about financial statements [Line Items]
Delivery postponement agreement, number of aircrafts | flight									59
Management
Disclosure of general information about financial statements [Line Items]
Reduction of salary rates					25.00%
Minimum
Disclosure of general information about financial statements [Line Items]
Unpaid leave program, participation, number of members | member									10,000
Unpaid leave program, participation, period									30 days
Minimum | Convertible debt
Disclosure of general information about financial statements [Line Items]
Nominal rate p.a.				6.00%
Minimum | Executive Officer
Disclosure of general information about financial statements [Line Items]
Reduction of salary rates					50.00%
Maximum
Disclosure of general information about financial statements [Line Items]
Unpaid leave program, participation, period									120 days
Maximum | Convertible debt
Disclosure of general information about financial statements [Line Items]
Nominal rate p.a.				7.50%
Maximum | Executive Officer
Disclosure of general information about financial statements [Line Items]
Reduction of salary rates					100.00%